Cash Flow Information - Summary of Analysis of Net Debt and Movements in Net Debt (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 99,039,172	$ 78,713,885	$ 142,737,362	$ 102,601,252	$ 26,690,276
Lease liability - repayable within one year	(353,378)	(345,933)
Borrowings - repayable within one year (including overdraft)	(1,085,314)	(1,341,689)
Lease liability - repayable after one year	(4,825,560)	(4,479,627)
Borrowings - repayable after one year	(35,077,588)	(63,220,501)
Net cash (debt)	57,697,332	9,326,135
Cash and cash equivalents	99,039,172	78,713,885	$ 142,737,362	$ 102,601,252	$ 26,690,276
Gross debt - fixed interest rates	(6,303,869)	(35,176,279)
Gross debt - variable interest rates	(35,037,971)	(34,211,471)
Net cash (debt)	57,697,332	9,326,135
Cash flows from financing activities
Beginning Balance	100,428,356	57,697,332
Cashflows	(44,932,773)	(47,977,520)
Other non-cash movements	2,201,749	393,677
Ending Balance	57,697,332	9,326,135
Cash
Cash flows from financing activities
Beginning Balance	142,737,362	99,039,172
Cashflows	(45,587,951)	(18,653,649)
Other non-cash movements	1,889,761	1,671,638
Ending Balance	99,039,172	78,713,885
Borrowings due within 1year
Cash flows from financing activities
Beginning Balance	(1,353,688)	(1,438,692)
Cashflows	655,178	1,428,959
Other non-cash movements	(740,182)	(1,677,889)
Ending Balance	(1,438,692)	(1,687,622)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings - repayable after one year		(28,554,210)
Cash flows from financing activities
Beginning Balance	(40,955,318)	(39,903,148)
Cashflows		(30,752,830)
Other non-cash movements	1,052,170	2,955,850
Ending Balance	$ (39,903,148)	$ (67,700,128)